Basis of Presentation	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

1. Basis of Presentation

The unaudited pro forma condensed consolidated financial information was prepared with the Asset Purchase being accounted for as an asset acquisition by the Company under Accounting Standards Codification (“ASC”) Topic 805-50. The Company further concluded that the set of assets acquired in the transaction does not represent a business under Securities and Exchange Commission Regulation S-X Rule 11-01.

Upon completion of the Asset Purchase, the Company obtained control of assets consisting primarily of in-process research and development (IPR&D) related to Bridge Medicine’s BRM-1420 program. In accordance with U.S. GAAP, the Company must first assess whether an integrated set of assets and activities should be accounted for as an acquisition of a business or an asset acquisition. An initial screen test is completed to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single asset or group of similar assets. If that screen is met, the set is not considered a business and is accounted for as an asset acquisition. The Company will account for the Asset Purchase as an asset acquisition as substantially all of the fair value of the gross assets being acquired is concentrated within Bridge Medicine’s programs and development candidates which are considered a group of similar assets.